Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	COSMOS HEALTH INC.
Entity Central Index Key	0001474167
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 Agiou Georgiou Str,
Entity Address Address Line 2	Pilea
Entity Address City Or Town	Thessaloniki
Entity Address Country	GR
Entity Address Postal Zip Code	55438
City Area Code	312
Local Phone Number	536-3102